Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2014
Fair Value Measurements [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables summarize the Company's financial assets and liabilities that are carried at fair value on a recurring basis, by fair value hierarchy, in the condensed consolidated balance sheets (in thousands):

	June 30, 2014
	Level 2	Level 3	Total
Assets:
Foreign exchange forward contracts not
designated as hedging instruments	$310	$-	$310
Foreign exchange forward contracts
designated as hedging instruments	197	-	197

Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(430)	-	(430)
Earn-out obligation	-	(11,458)	(11,458)
	$77	$(11,458)	$(11,381)

	December 31, 2013
	Level 2	Level 3	Total
Assets:
Long term investment	$1,634	$-	$1,634
Foreign exchange forward contracts not
designated as hedging instruments	301	-	301
Foreign exchange forward contracts
designated as hedging instruments	153	-	153

Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(1,543)	-	(1,543)
Earn-out obligations	-	(29,025)	(29,025)
	$545	$(29,025)	$(28,480)

Reconciliation of Fair Value Measurements of Assets and Liabilities Utilizing Level 3 Inputs

The following table is a reconciliation of the change for those financial assets and liabilities where fair value measurements are estimated utilizing Level 3 inputs, which consist of earn-out obligations related to acquisitions (in thousands):

Earn-out obligations
Fair value as of December 31, 2013	$29,025
Payments	(10,795)
Additions	95
Gains recognized in earnings	(6,867)
Fair value as of June 30, 2014	$11,458

Schedule of Balance Sheet Classification and Fair Values of Derivative Instruments

The following table summarizes the condensed consolidated balance sheets classification and fair values of the Company's derivative instruments (in thousands):

		Fair Value		Notional Amount
	Balance sheet location	June 30, 2014	December 31, 2013	June 30, 2014	December 31, 2013
Assets derivatives -Foreign exchange contracts, not designated as hedging instruments	Other current assets	$310	$301	$10,512	$12,490
Assets derivatives -Foreign exchange contracts, designated as cash flow hedge	Other current assets	197	153	15,288	5,760
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(430)	(1,543)	72,000	54,000
		$77	$(1,089)	$97,800	$72,250